Schedule of Discontinued Operations (Details) - MTI Instruments [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Product revenue	$ 1,799
Cost of sales	728
Research and development	398
Selling, general, and administrative	573
Other income, net
Income from discontinued operations before the gain on disposal and income taxes	100
Pretax gain on sale of MTI Instruments	7,751
Income tax benefit	70
Net income from discontinued operations	$ 7,921